UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34103

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              May 14, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          14
Form 13F Information Table Value Total:     $78,054
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________

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					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
ACTUATE	CORPORATION	   COM	      00508B102	   5,504 1,798,826  SH	      SOLE   NONE  1,798,826  0	    0
ALLOY INC	      	   COM        019855303    3,863   919,645  SH        SOLE   NONE    919,645  0     0
CASCADE MICROTECH INC 	   COM        147322101    5,005 1,549,384  SH        SOLE   NONE  1,549,384  0     0
DELIA*S INC NEW	      	   COM        246911101    3,859 2,310,925  SH        SOLE   NONE  2,310,925  0     0
DIXIE GROUP INC       	   COM        255519100    1,247 1,134,025  SH	      SOLE   NONE  1,134,025  0	    0
GUIDANCE SOFTWARE INC	   COM	      401692108    1,231   301,785  SH        S0LE   NONE    301,785  0     0
LAM RESEARCH CORP     	   COM        512807108   12,524   550,013  SH        SOLE   NONE    550,013  0     0
MIDAS INC	      	   COM        595626102    7,009   884,918  SH        SOLE   NONE    884,918  0     0
OPNET TECHNOLOGIES INC	   COM	      683757108    5,905   681,049  SH	      SOLE   NONE    681,049  0     0
PROS HOLDING INC	   COM	      74346Y103    1,930   415,018  SH	      SOLE   NONE    415,018  0     0
SPSS INC		   COM	      78462K102    8,672   305,019  SH	      SOLE   NONE    305,019  0     0
SUPPORTSOFT INC		   COM	      868587106    2,353 1,225,696  SH 	      SOLE   NONE  1,225,696  0     0
TYLER CORP	      	   COM        902252105   16,744 1,144,489  SH        SOLE   NONE  1,144,489  0     0
UNICA CORP		   COM	      904583101    2,209   457,360  SH	      SOLE   NONE    457,360  0     0
		           	  	        --------
				  	          78,054
				  	        --------

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